Intangible Assets and Goodwill - Schedule of Intangible Assets Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2020		$ 28,572
2021		57,144
2022		48,266
2023		45,306
2024		45,233
Thereafter		116,264
Total	$ 116,646	$ 340,785